Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 603,904	$ 561,575
Amounts of financial assets offset on the balance sheet	147,173	98,663
Net amount of financial liabilities presented on the balance sheet	456,731	462,912
Impact of master netting agreements	105,603	90,109
Financial collateral pledged	320,506	343,014
Net amount	30,622	29,789
Amounts not subject to enforceable netting arrangements	13,767	15,987
Total amount recognized on the balance sheet	470,498	478,899
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	450,399	427,330
Amounts of financial assets offset on the balance sheet	145,078	96,676
Net amount of financial liabilities presented on the balance sheet	305,321	330,654
Impact of master netting agreements	112	201
Financial collateral pledged	302,779	325,674
Net amount	2,430	4,779
Amounts not subject to enforceable netting arrangements		4,584
Total amount recognized on the balance sheet	305,321	335,238
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	151,564	132,770
Amounts of financial assets offset on the balance sheet	1,568	1,544
Net amount of financial liabilities presented on the balance sheet	149,996	131,226
Impact of master netting agreements	105,433	89,889
Financial collateral pledged	17,727	17,340
Net amount	26,836	23,997
Amounts not subject to enforceable netting arrangements	13,767	11,403
Total amount recognized on the balance sheet	163,763	142,629
Other financial liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	1,941	1,475
Amounts of financial assets offset on the balance sheet	527	443
Net amount of financial liabilities presented on the balance sheet	1,414	1,032
Impact of master netting agreements	58	19
Net amount	1,356	1,013
Total amount recognized on the balance sheet	$ 1,414	$ 1,032